Investments in Associates and Joint Ventures - Summary of Balance Sheet Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Disclosure of Investments in Associates and Joint Ventures [line items]
Non-current assets	£ 60,184	£ 60,429
Current assets	20,247	18,674
Current liabilities	(22,148)	(23,670)
Non-current liabilities	(37,475)	(34,091)
Net assets	20,808	21,342
Goodwill	10,597	£ 10,552	£ 10,562
Innoviva Inc [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Non-current assets	482
Current assets	251
Current liabilities	(4)
Non-current liabilities	(283)
Net assets	446
Interest in net assets of associate	141
Goodwill	85
Fair value and other adjustments	65
Carrying value at 31 December	£ 291